Revenue- By type of service (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Revenue by type of service
Revenue	$ 22,994	¥ 158,273	¥ 101,143	¥ 76,204
Online marketing services
Revenue by type of service
Revenue		89,287	57,148	40,135
P4P and display marketing
Revenue by type of service
Revenue		83,581	53,185	36,197
Other online marketing services
Revenue by type of service
Revenue		5,706	3,963	3,938
Commission
Revenue by type of service
Revenue		37,848	27,793	22,705
Membership fees and value-added services
Revenue by type of service
Revenue		10,638	7,627	6,431
Cloud computing services
Revenue by type of service
Revenue		6,663	3,019	1,271
Others
Revenue by type of service
Revenue		¥ 13,837	¥ 5,556	¥ 5,662